UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
          Washington, D.C. 20549

          FORM 13F

          FROM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment[]; Amendment Number:

This Amendment (Check only one): [] is a restatement.
                                 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE,
         Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor  Grand Rapids, MI October 30, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[] 13F NOTICE.

[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total:$210,974

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     1280 47600.000SH       SOLE                                  47600.000
AT&T                           COM              001957109     4058 138157.000SH      SOLE                57850.000         80307.000
                                                               177 6009.000 SH       OTHER                                  6009.000
Alcoa                          COM              013817101     3370 133130.000SH      SOLE                55150.000         77980.000
American Home Products         COM              026609107      267 4725.000 SH       SOLE                                   4725.000
American International Group   COM              026874107     1826 19082.000SH       SOLE                 1800.000         17282.000
Andrew Corporation             COM              034425108     4472 170775.000SH      SOLE                61100.000        109675.000
Apache Corp.                   COM              037411105     1422 24050.000SH       SOLE                 2050.000         22000.000
Automatic Data Processing      COM              053015103      356 5328.000 SH       SOLE                                   5328.000
Axa Financial, Inc.            COM              002451102      940 18450.000SH       SOLE                                  18450.000
BP Amoco PLC Spons ADR         COM              055622104      783 14779.000SH       SOLE                                  14779.000
                                                               213 4012.000 SH       OTHER                                  4012.000
Bell South Ind                 COM              079860102      173 4300.000 SH       SOLE                                   4300.000
                                                               198 4912.000 SH       OTHER                                  4912.000
Bristol Myers Squibb           COM              110122108     1392 24365.000SH       SOLE                 4000.000         20365.000
CVS Corporation                COM              126650100     6452 139315.000SH      SOLE                58500.000         80815.000
Cable Design Technologies      COM              126924109     1342 55200.000SH       SOLE                28200.000         27000.000
Canadian National Railway      COM              136375102     4800 163738.000SH      SOLE                67128.000         96610.000
Carnival Corp Class A          COM              143658102     6366 258500.000SH      SOLE               106000.000        152500.000
Chase Manhattan Corp.          COM              16161a108     4281 92695.000SH       SOLE                38287.000         54408.000
Coca-Cola Company              COM              191216100      691 12530.000SH       SOLE                                  12530.000
Colgate Palmolive              COM              194162103     1380 29240.000SH       SOLE                                  29240.000
Comerica Inc                   COM              200340107     3128 53523.000SH       SOLE                  750.000         52773.000
Compaq Computer Corp.          COM              204493100     5476 198541.000SH      SOLE                75975.000        122566.000
DPL Inc                        COM              233293109      495 16628.000SH       SOLE                                  16628.000
Diebold, Inc.                  COM              253651103     4519 170142.000SH      SOLE                69817.000        100325.000
Dupont                         COM              263534109      255 6158.000 SH       SOLE                                   6158.000
Elan Corp. PLC ADR             COM              284131208     5021 91700.000SH       SOLE                36250.000         55450.000
Electronic Data System Corp.   COM              285661104     6048 145740.000SH      SOLE                59533.000         86207.000
Enron                          COM              293561106      824 9408.000 SH       SOLE                                   9408.000
Equity Office Properties Trust COM              294741103     2821 90826.000SH       SOLE                54786.000         36040.000
Equity Residential Properties  COM              29476L107     1771 36900.000SH       SOLE                11250.000         25650.000
Everest RE Group Ltd           COM              G3223r108     7318 147835.000SH      SOLE                59700.000         88135.000
Exxon Mobil Corporation        COM              302316102     6245 70067.003SH       SOLE                24018.000         46049.003
                                                               375 4208.000 SH       OTHER                                  4208.000
Fannie Mae                     COM              313586109     7590 106155.000SH      SOLE                35840.000         70315.000
General Electric               COM              369604103     8374 145156.000SH      SOLE                 9000.000        136156.000
Herman Miller Inc.             COM              600544100      462 14400.000SH       SOLE                                  14400.000
Hewlett Packard Company        COM              428236103      342 3525.000 SH       SOLE                                   3525.000
Honeywell International, Inc.  COM              438516106     4711 132232.000SH      SOLE                57350.000         74882.000
IBM                            COM              459200101     5728 50917.000SH       SOLE                18042.000         32875.000
Intel Corp                     COM              458140100      711 17100.000SH       SOLE                                  17100.000
International Paper Co.        COM              460146103     3382 117905.000SH      SOLE                54250.000         63655.000
JLG Industries                 COM              466210101     1265 103800.000SH      SOLE                                 103800.000
Johnson & Johnson              COM              478160104     6263 66675.000SH       SOLE                25700.000         40975.000
Kroger Co.                     COM              501044101     5658 250775.000SH      SOLE                97675.000        153100.000
Lucent Technologies            COM              549463107       90 2941.000 SH       SOLE                                   2941.000
                                                               121 3960.000 SH       OTHER                                  3960.000
MBIA Inc                       COM              55262C100     6130 86181.000SH       SOLE                32116.000         54065.000
Marsh & McLennan               COM              571748102      219 1650.000 SH       SOLE                                   1650.000
McDonalds Corp                 COM              580135101      665 22030.000SH       SOLE                                  22030.000
Medtronic Inc                  COM              585055106      368 7100.000 SH       SOLE                                   7100.000
Mercantile Bankshares Corp.    COM              587405101     3573 98450.000SH       SOLE                41900.000         56550.000
Merck & Company                COM              589331107     4921 66108.000SH       SOLE                24950.000         41158.000
Microsoft Corp.                COM              594918104     2573 42660.000SH       SOLE                 2550.000         40110.000
Minnesota Mining & Mfg         COM              604059105      388 4256.000 SH       SOLE                                   4256.000
Motorola                       COM              620076109     3258 115345.000SH      SOLE                54600.000         60745.000
Nabors Industries              COM              629568106     6264 119535.000SH      SOLE                44650.000         74885.000
Old Kent Financial Corp        COM              679833103     1044 36085.999SH       SOLE                  315.000         35770.999
                                                               675 23323.000SH       OTHER                                 23323.000
PepsiCo                        COM              713448108      360 7825.000 SH       SOLE                                   7825.000
Pfizer                         COM              717081103     1153 25665.000SH       SOLE                                  25665.000
Proctor & Gamble               COM              742718109      275 4100.000 SH       SOLE                                   4100.000
Qwest Communications Intl      COM              749121109       77 1594.999 SH       SOLE                                   1594.999
                                                               136 2827.000 SH       OTHER                                  2827.000
Royal Dutch Petroleum          COM              780257705      503 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      838 16758.000SH       SOLE                                  16758.000
                                                               533 10665.000SH       OTHER                                 10665.000
SPX Corp                       COM              784635104     4926 34708.000SH       SOLE                10333.000         24375.000
Santa Fe International         COM              G7805C108      642 14250.000SH       SOLE                  200.000         14050.000
Sara Lee                       COM              803111103      325 16000.000SH       SOLE                                  16000.000
Schering Plough                COM              806605101     2185 46998.000SH       SOLE                  200.000         46798.000
Schlumberger                   COM              806857108      531 6455.000 SH       SOLE                                   6455.000
Shell Transport & Trading      COM              822703609      714 14600.000SH       SOLE                  200.000         14400.000
Stryker Corp                   COM              863667101      206 4800.000 SH       SOLE                                   4800.000
Tellabs, Inc.                  COM              879664100     4373 91585.000SH       SOLE                33710.000         57875.000
Transocean Sedco Forex, Inc.   COM              G90078109     5100 86986.000SH       SOLE                39355.000         47631.000
Tyco International Ltd New     COM              902124106     8587 165534.000SH      SOLE                58652.000        106882.000
USX-Marathon Group             COM              902905827     4015 141483.000SH      SOLE                69858.000         71625.000
Verizon Communications         COM              92343V104     4806 99224.000SH       SOLE                36251.000         62973.000
                                                               187 3860.000 SH       OTHER                                  3860.000
Walgreen Co.                   COM              931422109      303 8000.000 SH       SOLE                                   8000.000
Wells Fargo & Co.              COM              949740104       55 1200.000 SH       SOLE                                   1200.000
                                                               689 15000.000SH       OTHER                                 15000.000
WorldCom, Inc.                 COM              98157D106     4144 136425.000SH      SOLE                47814.000         88611.000